Net cash and cash equivalents (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash on hand	SFr 3	SFr 5
Current bank accounts	419,546	88,567
Digital wallets	5,761	2,070
Fixed deposit	227,771	0
Cash and cash equivalents	653,081	90,642
Current bank overdrafts	0	(46)
Net cash and cash equivalents	SFr 653,081	SFr 90,595	SFr 120	SFr 15,762